Alpha Intelligent - Large Cap Growth ETF
Schedule of Investments
January 31, 2023 (Unaudited)
	Shares	Value
COMMON STOCKS — 95.9%
Aerospace/Defense — 0.9%
TransDigm Group, Inc.	8	$5,742

Applications Software — 11.6%
Intuit, Inc.	36	15,216
Microsoft Corp.	200	49,562
ServiceNow, Inc. (a)	27	12,289
		77,067
Athletic Footwear — 3.3%
Nike, Inc. - Class B	170	21,646

Chemicals - Specialty — 1.0%
Ecolab, Inc.	45	6,967

Commercial Services - Finance — 2.6%
Moody,s Corp.	27	8,714
PayPal Holdings, Inc. (a)	101	8,231
		16,945
Commercial Services — 2.3%
CoStar Group, Inc. (a)	120	9,348
GXO Logistic (a)	113	5,913
		15,261
Computer Aided Design — 1.4%
Autodesk, Inc. (a)	42	9,037

Computer Software — 0.4%
Dynatrace, Inc. (a)	71	2,728

Computers - 7.5%
Apple, Inc.	343	49,491

Consulting Services — 3.7%
Gartner, Inc. (a)	19	6,425
Verisk Analytics, Inc.	99	17,997
		24,422
Cosmetics and Toiletries - 1.6%
The Estee Lauder Companies, Inc. - Class A	39	10,806

Data Processing/Management — 1.1%
DocuSign, Inc. (a)	39	2,365
Fiserv, Inc. (a)	47	5,014
		7,379
Decision Support Software - 2.5%
MSCI, Inc.	31	16,478

Diagnostic Equipment — 11.4%
Danaher Corp.	201	53,140
Thermo Fisher Scientific, Inc.	40	22,813
		75,953
E-Commerce/Services — 1.8%
Airbnb, Inc. - Class A (a)	69	7,667
Match Group, Inc. (a)	83	4,492
		12,159
Electronic Components and Semiconductors — 0.4%
Monolithic Power	6	2,559

Electronic Connectors — 0.7%
Amphenol Corp. - Class A	57	4,547

Electronic Forms - 2.3%
Adobe, Inc. (a)	41	15,184

Enterprise Software Services — 1.0%
salesforce.com, Inc. (a)	39	6,551

Entertainment Software — 5.4%
Electronic Arts, Inc.	64	8,235

Finance - Credit Card — 3.7%
Visa, Inc. - Class A	106	24,402

Industrial Gases — 2.2%
Linde PLC (b)	45	14,892

Internet Content - Entertainment — 3.9%
Netflix, Inc. (a)	74	26,186

Machinery - General Industries — 2.6%
Otis Worldwi	135	11,101
The Middleby Corp. (a)	41	6,373
		17,474
Machinery - Pumps — 2.4%
Graco, Inc.	135	9,223
Xylem, Inc.	62	6,449
		15,672
Medical - Instruments — 0.9%
Intuitive Surgic (a)	24	5,897

Medical Products — 3.1%
Abbott Labs	115	12,713
Align Technology (a)	29	7,822
		20,535
Medical Biomedical/Genetics — 1.4%
Regeneron Pharm (a)	12	9,102

Medical - Drugs — 2.8%
Johnson & Johnson	58	9,478
Zoetis, Inc.	55	9,102
		18,580
Medical - HMO — 1.1%
UnitedHealth Group	14	6,989

Medical - Wholesale Drug Distribution— 1.7%
McKesson Corp.	29	10,982

Private Equity — 1.2%
Blackstone, Inc.	84	8,061

Rental - Auto Equipment — 0.7%
Willscot Mobile Mini Holdings Corp. (a)	95	4,604

Retail - Auto Parts — 2.2%
Autozone, Inc. (a)	6	14,633

Retail - Major Department Store — 2.2%
The TJX COS, Inc.	181	14,817

Retail - Restaurants — 1.7%
Chipotle Mexican (a)	7	11,525

Semiconductor Components and Integrated Circuits — 1.4%
Analog Devices	53	9,088

Theaters — 1.1%
Live Nation Entertainment, Inc. (a)	92	7,405

Web Hosting/Design — 1.0%
Verisign, Inc. (a)	31	6,760
TOTAL COMMON STOCKS (Cost $578,165)		636,761

Real Estate Investment Trust (REITs) — 2.2%
American Tower Corp.	67	14,967
TOTAL REITS (Cost $14,176)		14,967

MONEY MARKET FUNDS — 2.0%
First American Government Obligations Fund, 4.14% (c)	13,081	13,081
TOTAL MONEY MARKET FUNDS (Cost $13,081)		13,081

Total Investments — 100.1% (Cost $605,421)		664,809
Other assets and liabilities, net — (0.1)%		(776)
TOTAL NET ASSETS — 100.0%		$664,033

Percentages are stated as a percent of net assets.

PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate shown is the seven-day yield at period end.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of January 31, 2023:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$636,761	$-	$-	$636,761
Real Estate Investment Trusts (REITs)	14,967	-	-	14,967
Money Market Funds	13,081	-	-	13,081
Total Investments - Assets	$664,809	$-	$-	$664,809

* See the Schedule of Investments for industry classifications.